UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Congress Street, Boston, Massachusetts 02114

(Address of principal executive offices) (zip code)

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Congress Street

Boston, Massachusetts 02114

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-3920

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Report to Stockholders.

(a)	The Report to Shareholders is attached herewith.

State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF

CERY

Principal Listing Exchange: NYSE Arca Exchange

Semi-Annual Shareholder Report

April 30, 2026

This semi-annual shareholder report contains important information about the State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (the "Fund") for the period of November 1, 2025 through April 30, 2026. You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$13	0.22%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics as of 4/30/2026

  Total Net Assets$1,064,923,204
  Number of Portfolio Holdings40
  Portfolio Turnover Rate0%

What did the Fund invest in as of 4/30/2026? (as a percentage of total net assets)

Top Ten Holdings

Table Summary
Holdings	%
State Street Institutional U.S. Government Money Market Fund, Class G, 3.64%	77.2%
U.S. Treasury Bills, 3.61%, due 06/16/26	4.0%
U.S. Treasury Bills, 3.56%, due 06/09/26	3.7%
U.S. Treasury Bills, 3.56%, due 05/28/26	2.9%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/06/26	2.1%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/27/26	1.0%
U.S. Treasury Bills, 3.55%, due 05/26/26	1.0%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 06/10/26	0.9%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/12/26	0.9%
Bloomberg Enhanced Roll Yield Index Total Return Swap, due 05/05/26	0.9%

Includes holdings of the wholly-owned subsidiary.

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended April 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective March 1, 2026, the Fund changed its name from the SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF to the State Street® SPDR® Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF. This change did not result in any changes to the Fund’s Investment Objectives, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Availability of Additional Information

For additional information about the Fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy information please visit: www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs.

TSR SAR CERY

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)	The registrant’s Financial Statements are attached herewith.

(b)	The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Consolidated Semi-Annual Financial Statements and Other Information
April 30, 2026
SPDR® Series Trust - Fixed Income Funds
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (formerly SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
Consolidated Schedule of Investments (Unaudited) (N-CSR Item 6)	1
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (CERY) (formerly SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF)	1
Consolidated Statement of Assets and Liabilities (Unaudited) (N-CSR Item 7)	4
Consolidated Statement of Operations (Unaudited) (N-CSR Item 7)	5
Consolidated Statements of Changes in Net Assets (Unaudited) (N-CSR Item 7)	6
Consolidated Financial Highlights (Unaudited) (N-CSR Item 7)	7
Notes to Consolidated Financial Statements (Unaudited) (N-CSR Item 7)	8
Changes in and Disagreements with Accountants for Open-End Management Investment Companies (N-CSR Item 8) - Not Applicable
Proxy Disclosures for Open-End Management Investment Companies (N-CSR Item 9) - Not Applicable
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (N-CSR Item 10) - Please see Consolidated Statement of Operations in the Financial Statements under Item 7 above
Statement Regarding Basis for Approval of Investment Advisory Contract (Unaudited) (N-CSR Item 11) - Not Applicable

[This Page Intentionally Left Blank]

STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

Security Description	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 11.5%
U.S. Treasury Bills:
3.55%, 5/26/2026	$10,360,000	$10,334,223
3.56%, 5/28/2026	30,523,000	30,441,261
3.56%, 6/9/2026	39,803,000	39,647,981
3.61%, 6/16/2026	42,445,000	42,250,043
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,670,789)		122,673,508

	Shares
SHORT-TERM INVESTMENT — 77.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.64% (a) (b) (Cost $822,425,770)	822,425,770	822,425,770
TOTAL INVESTMENTS — 88.7% (Cost $945,096,559)		945,099,278
OTHER ASSETS IN EXCESS OF LIABILITIES — 11.3%		119,823,926
NET ASSETS — 100.0%		$1,064,923,204

(a)
The Fund invested in certain money market funds managed
by SSGA Funds Management, Inc. Amounts related to
these investments during the period ended April 30, 2026
are shown in the Affiliate Table below.

(b)	The rate shown is the annualized seven-day yield at April 30, 2026.
TOTAL RETURN SWAPS
Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$3,000,000	5/13/2026	Societe Generale SA	$—	$585,081	$585,081
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$3,200,000	5/13/2026	Societe Generale SA	$—	$654,438	$654,438
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$109,556,471	5/6/2026	JPMorgan Securities LLC	$—	$22,077,166	$22,077,166
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$10,400,000	5/5/2026	Societe Generale SA	$—	$2,267,289	$2,267,289
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$45,458,171	5/13/2026	Societe Generale SA	$—	$8,624,769	$8,624,769
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$50,000,000	5/5/2026	Societe Generale SA	$—	$10,075,164	$10,075,164
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$50,000,000	5/12/2026	BNP Paribas SA	$—	$10,075,164	$10,075,164
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$35,000,000	5/20/2026	Citibank NA	$—	$7,052,609	$7,052,609
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$2,800,000	5/13/2026	Societe Generale SA	$—	$586,846	$586,846
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$3,500,000	5/13/2026	Societe Generale SA	$—	$690,362	$690,362
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$6,000,000	5/27/2026	Societe Generale SA	$—	$986,332	$986,332
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

Pay/Receive Total Return	Reference Entity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty (OTC)	Upfront Payments Paid/Received	Unrealized Appreciation (Depreciation)	Value
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$64,824,735	5/27/2026	Citibank NA	$—	$10,373,901	$10,373,901
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$5,000,000	5/27/2026	Societe Generale SA	$—	$671,181	$671,181
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$7,700,000	5/27/2026	Societe Generale SA	$—	$1,035,125	$1,035,125
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$66,556,099	6/3/2026	BNP Paribas SA	$—	$8,853,540	$8,853,540
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$9,500,000	6/3/2026	BNP Paribas SA	$—	$730,025	$730,025
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$110,248,042	6/10/2026	BNP Paribas SA	$—	$10,097,708	$10,097,708
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$53,357,928	6/11/2026	Goldman Sachs & Co. LLC	$—	$4,111,865	$4,111,865
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$5,800,000	6/3/2026	BNP Paribas SA	$—	$431,315	$431,315
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$2,500,000	6/11/2026	Goldman Sachs & Co. LLC	$—	$158,246	$158,246
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$4,500,000	6/11/2026	Goldman Sachs & Co. LLC	$—	$370,096	$370,096
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$4,000,000	6/11/2026	Goldman Sachs & Co. LLC	$—	$245,666	$245,666
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$9,500,000	7/1/2026	Goldman Sachs & Co. LLC	$—	$548,985	$548,985
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$14,000,000	7/1/2026	Goldman Sachs & Co. LLC	$—	$658,288	$658,288
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$5,019,368	7/8/2026	Bank of America NA	$—	$343,928	$343,928
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$6,300,000	7/1/2026	Goldman Sachs & Co. LLC	$—	$391,842	$391,842
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$91,469,048	7/15/2026	BNP Paribas SA	$—	$4,355,789	$4,355,789
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$4,000,000	7/1/2026	Goldman Sachs & Co. LLC	$—	$207,715	$207,715
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$38,015,835	7/16/2026	Citibank NA	$—	$1,597,873	$1,597,873
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$3,000,000	7/1/2026	Goldman Sachs & Co. LLC	$—	$194,134	$194,134
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$5,700,000	7/20/2026	Goldman Sachs & Co. LLC	$—	$300,479	$300,479
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$3,500,000	7/20/2026	Goldman Sachs & Co. LLC	$—	$164,761	$164,761
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$4,842,396	7/23/2026	JPMorgan Securities LLC	$—	$167,905	$167,905
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$10,000,000	7/20/2026	Goldman Sachs & Co. LLC	$—	$269,966	$269,966
Receive	Bloomberg Enhanced Roll Yield Index Total Return	1 day USD SOFR	At Maturity	USD	$106,343,211	7/29/2026	BNP Paribas SA	$—	$250,366	$250,366
Total								$—	$110,205,919	$110,205,919
See accompanying notes to financial statements.

STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
April 30, 2026 (Unaudited)

During the period ended April 30, 2026, the average notional value related to OTC swaps contracts was $711,815,324.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of April 30, 2026.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
U.S. Treasury Obligations	$—	$122,673,508	$—	$122,673,508
Short-Term Investment	822,425,770	—	—	822,425,770
TOTAL INVESTMENTS	$822,425,770	$122,673,508	$—	$945,099,278
OTHER FINANCIAL INSTRUMENTS:
Total Return Swap Contracts - Unrealized Appreciation	$—	$110,205,919	$—	$110,205,919
TOTAL OTHER FINANCIAL INSTRUMENTS:	$—	$110,205,919	$—	$110,205,919
Affiliate Table
	Number of Shares Held at 10/31/25	Value at 10/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 4/30/26	Value at 4/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	467,066,032	$467,066,032	$455,388,404	$100,028,666	$—	$—	822,425,770	$822,425,770	$11,142,565
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
April 30, 2026 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$122,673,508
Investments in affiliated issuers, at value	822,425,770
Total Investments	945,099,278
Cash	30,394,380
Receivable for accumulated variation margin on swap contracts	105,160,379
Dividends receivable — affiliated issuers	2,333,729
Other receivable	6,536
TOTAL ASSETS	1,082,994,302
LIABILITIES
Deposit from Broker	17,890,000
Advisory fee payable	181,098
TOTAL LIABILITIES	18,071,098
NET ASSETS	$1,064,923,204
NET ASSETS CONSIST OF:
Paid-in capital	$811,848,555
Total distributable earnings (loss)	253,074,649
NET ASSETS	$1,064,923,204
NET ASSET VALUE PER SHARE
Net asset value per share	$37.26
Shares outstanding (unlimited amount authorized, $0.01 par value)	28,580,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$122,670,789
Investments in affiliated issuers	822,425,770
Total cost of investments	$945,096,559
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2026 (Unaudited)

INVESTMENT INCOME
Interest income — unaffiliated issuers	$1,856,993
Dividend income — affiliated issuers	11,142,565
TOTAL INVESTMENT INCOME (LOSS)	12,999,558
EXPENSES
Advisory fee	828,479
Trustees’ fees and expenses	2,236
TOTAL EXPENSES	830,715
NET INVESTMENT INCOME (LOSS)	$12,168,843
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,553
Swap contracts	133,618,093
Net realized gain (loss)	133,624,646
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(23,953)
Swap contracts	92,087,687
Net change in unrealized appreciation/depreciation	92,063,734
NET REALIZED AND UNREALIZED GAIN (LOSS)	225,688,380
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$237,857,223
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$12,168,843	$16,684,746
Net realized gain (loss)	133,624,646	6,826,975
Net change in unrealized appreciation/depreciation	92,063,734	20,169,942
Net increase (decrease) in net assets resulting from operations	237,857,223	43,681,663
Net equalization credits and charges	(829,090)	6,055,893
Distributions to shareholders	(28,746,588)	(961,344)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	333,099,041	746,750,652
Cost of shares redeemed	(56,346,417)	(302,270,699)
Net income equalization	829,090	(6,055,893)
Net increase (decrease) in net assets from beneficial interest transactions	277,581,714	438,424,060
Net increase (decrease) in net assets during the period	485,863,259	487,200,272
Net assets at beginning of period	579,059,945	91,859,673
NET ASSETS AT END OF PERIOD	$1,064,923,204	$579,059,945
SHARES OF BENEFICIAL INTEREST:
Shares sold	10,360,000	27,530,000
Shares redeemed	(1,640,000)	(11,210,000)
Net increase (decrease) from share transactions	8,720,000	16,320,000
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	Six Months Ended 4/30/26 (Unaudited)	Year Ended 10/31/25	For the Period 9/5/24*- 10/31/24
Net asset value, beginning of period	$29.16	$25.95	$25.00
Income (loss) from investment operations:
Net investment income (loss) (a)	0.52	1.08	0.19
Net realized and unrealized gain (loss) (b)	9.05	1.88	0.47
Total from investment operations	9.57	2.96	0.66
Net equalization credits and charges (a)	(0.04)	0.39	0.29
Distributions to shareholders from:
Net investment income	(1.43)	(0.14)	—
Net asset value, end of period	$37.26	$29.16	$25.95
Total return (c)	34.17%	12.96%	3.79%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,064,923	$579,060	$91,860
Ratios to average net assets:
Total expenses	0.22%(d)	0.28%	0.28%(d)
Net expenses	0.22%(d)	0.22%	0.21%(d)
Net investment income (loss)	3.27%(d)	3.95%	4.67%(d)
Portfolio turnover rate (e)	0%(f)	0%	0%(f)

*	Commencement of operations.
(a)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(b)
Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(c)
Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.

(d)	Annualized.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(f)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
April 30, 2026 (Unaudited)

1. Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of April 30, 2026, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF (formerly SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF) (the "Fund"), a non-diversified investment company under the 1940 Act, formed on September 4, 2024 and commenced operations on September 5, 2024, and the State Street Enhanced Roll Yield Commodity Cayman Ltd., a wholly-owned subsidiary of the Fund that is an exempted limited company organized under the laws of the Cayman Islands (the "Subsidiary").
The Fund is classified as a non-diversified investment company under the 1940 Act.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2. Segment Reporting
The Fund has one reportable segment. Business activities are managed on a consolidated basis and revenues are derived primarily through the Fund's investments in accordance with its investment objective. The Fund's chief operating decision maker (“CODM”) is the President of the Trust. The CODM assesses performance based on the Fund's Total Return as reported in the Financial Highlights, and the same accounting policies are applied as described in the summary of significant accounting policies. The Fund's Total Return is utilized by the CODM to compare results, including the impact of the Fund's costs, to the Fund's competitors and to the Trust's benchmark index.
3. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
The Fund consolidates its investments in the Subsidiary. All material intercompany balances and transactions have been eliminated.
Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
• Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

(“NAV”) per share or unit.
• Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
• Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event the advisor is unable to obtain an independent, third–party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
• Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
• Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of April 30, 2026 is disclosed in the Fund's Consolidated Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.
Non-cash dividends received in the form of stock, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.'s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Consolidated Statement of Operations, if applicable. Foreign taxes payable or deferred as of April 30, 2026, if any, are disclosed in the Fund's Consolidated Statement of Assets and Liabilities.
Equalization
The Fund follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of the Fund shares. Amounts related to Equalization can be found on the Consolidated Statement of Changes in Net Assets.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
4. Derivative Financial Instruments
Swaps
The Fund may enter into swap agreements, in which the Fund and counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“BL OTC”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).
A BL OTC swap is a transaction between a fund and dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. For BL OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as credit default swap contracts premiums paid and credit default swap contracts premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized to realized gain/loss ratably over the term of the BL OTC swap. Payments received or made by the Fund for BL OTC swaps are recorded in the Consolidated Statement of Operations as realized gains or losses,respectively. When a BL OTC swap is terminated, the Fund will record a realized gain or

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid.
A centrally cleared OTC swap is a transaction executed between the Fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty (“CCP”), with whom a exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.
The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin if any, are designated on the Consolidated Schedule of Investments and cash deposited is segregated and recorded on the Consolidated Statement of Assets and Liabilities as Net Cash at Broker. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Consolidated Statement of Operations. For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination.
Total Return Swaps
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Risks associated with Derivatives
Derivative financial instruments involve to varying degrees, elements of credit, market and/or interest rate risk in excess of the amounts reported in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Derivative transactions can create investment leverage and may be highly volatile. Use of derivatives other than for hedging purposes may be considered speculative. When a Fund invests in a derivative instrument, the future exposure is potentially unlimited. The value of a derivative instrument will depend on the ability and the willingness of a Fund’s derivative counterparty to perform its obligations under the transaction. A liquid secondary market may not always exist for a Fund's derivative positions at any time and may impact the Fund's ability to establish fair market value of a derivative transaction and close out derivative positions. Although the use of derivatives is intended to complement a Fund's performance, it may instead reduce returns and increase volatility. The measurement of the risks associated with derivative instruments is meaningful only when all related and offsetting transactions are considered. A Fund must set aside liquid assets or engage in other appropriate measures to cover its obligations under these derivative instruments.
Certain derivatives, including forward foreign currency contracts and some swap contracts, as applicable, are entered into under the terms and conditions of an ISDA Master Agreement, which are separately negotiated with each counterparty. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements. The result would cause the Fund to accelerate payment of any net liability owed to the counterparty.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and Deposit from broker, respectively. Non-cash collateral pledged or received by a Fund, if any, is noted in the Fund's Consolidated Schedule of Investments. Notional principal amounts are one component used to calculate the amount of exposure to the underlying instrument, but is not the amount delivered under the contract. Accordingly, credit risk is limited to any amounts receivable from the counterparty. To reduce credit risk from potential counterparty default, a Fund enters into swap contracts with counterparties whose creditworthiness have has been recommended by SSGA FM approved by the Board. The Fund bears the market risk arising from any change in index or security values or interest rates.
The following tables summarize the value of the Fund's derivative instruments as of April 30, 2026, and the related location in the accompanying Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Swap Contracts	$—	$—	$—	$—	105,160,379	105,160,379

	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Swap Contracts	$—	$—	$—	$—	133,618,093	133,618,093

	Net Change in Unrealized Appreciation/Depreciation
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Swap Contracts	$—	$—	$—	$—	$92,087,687	$92,087,687

Offsetting of Financial Assets and Derivative Assets
	Total Return Swaps
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Cash Collateral Received	Net Amount
Bank of America NA	$343,928	$—	$—	$343,928
BNP Paribas SA	34,793,907	—	—	34,793,907
Citibank NA	19,024,383	—	(17,890,000)	1,134,383
Goldman Sachs & Co. LLC	7,622,043	—	—	7,622,043
JPMorgan Securities LLC	22,245,071	—	—	22,245,071
Societe Generale SA	26,176,587	—	—	26,176,587
	$110,205,919	$—	$(17,890,000)	$92,315,919

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

5. Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement with SSGA FM. For its advisory services, the Fund pays the Adviser a management fee at an annual rate of 0.28% of its average daily net assets. The fees are accrued daily and paid monthly. The fees were reduced for the Fund by the acquired fund fees and expenses for the period ended April 30, 2026, the net annualized advisory fee was 0.22%.
With respect to the Fund, the advisory fee is reduced by the acquired fund fees and expenses attributable to the Fund's investments in other investment companies (except acquired fund fees and expenses associated with holdings of acquired funds for cash management purposes).
From time to time, the Adviser may waive all or a portion of its management fee. The Adviser pays all of the expenses of each Fund below except for the advisory fee, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, fees and expenses associated with holdings of acquired funds for cash management purposes, brokerage expenses, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses and other extraordinary expenses.
For the period ended April 30, 2026, the Adviser waived fees in the amount of $212,698.
Administrator, Custodian, Sub-Administrator and Transfer Agent
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended April 30, 2026 are disclosed in the Consolidated Schedule of Investments.
6. Trustees’ Fees
The fees and expenses of the Independent Trustees are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
7. Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of October 31, 2025, SSGA FM has analyzed the Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

The Fund gains exposure to commodity-linked derivative instruments by investing in its wholly-owned Subsidiary. The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. As a U.S. shareholder of a controlled foreign corporation, the Fund will include in its taxable income its share of the wholly-owned Subsidiary’s income and capital gains, to the extent of its earnings and profits. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
As of April 30, 2026, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF	$945,096,559	$110,208,856	$218	$110,208,638
8. Risks
Market Risk
The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness, such as COVID-19, or other public health issues, or other events could have a significant impact on the Fund and its investments.
New or escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts, and others around the world, are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country's credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact a Fund's performance.
Commodities and Commodity-Linked Derivatives Risk
Commodity prices can have significant volatility, and exposure to commodities can cause the net asset value of Fund shares to decline or fluctuate in a rapid and unpredictable manner. A liquid secondary market may not exist for certain commodity investments, which may make it difficult for the Fund to sell them at a desirable price or at the price at which it is carrying them. The value of commodities and commodity-linked derivative instruments typically is based upon the price movements of a physical commodity or an economic variable linked to such price movements. Therefore, the value of commodities and commodity-linked derivative instruments may be affected by, for example, changes in overall market movements, economic conditions, changes in interest rates, or factors affecting a particular commodity or industry,such as production, supply, demand, drought, floods, weather, political, economic and regulatory developments. These factors may impair the ability of the Fund to sell its portfolio holdings quickly or for full value. Commodity-linked derivatives are subject to the risk that the counterparty to the transaction may default or otherwise fail to perform.
Counterparty Risk
The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives instruments, as well as other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be

SPDR SERIES TRUST
STATE STREET SPDR BLOOMBERG ENHANCED ROLL YIELD COMMODITY STRATEGY NO K-1 ETF
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2026 (Unaudited)

delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
9. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 16. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ann M. Carpenter, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Carpenter and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

(a)(2) Not applicable to the registrant.

(a)(3) Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(4) Not applicable to the registrant.

(a)(5) Not applicable.

(b) A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

(101) Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date: July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President and Principal Executive Officer

Date:	July 2, 2026

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	July 2, 2026